Overview and Summary of Significant Accounting Policies - Schedule of the Company's capitalized software balances (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Capitalized software	$ 193.8	$ 142.2
Accumulated amortization	20.7	30.8
Amortization expense	9.3	$ 3.9	$ 3.1
2025	15.3
2026	15.1
2027	14.8
2028	14.6
2029	14.5
Total	$ 74.3